Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Contingent Liability
Loans sold through the MPF program	$ 28,137,890	$ 33,990,463
Notional amount of the maximum CEO	637,102	637,102
Accrued contingent liability	$ 84,944	$ 84,944